Consolidated Statements of Operations and Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidated Statements of Operations and Comprehensive Income (Loss)
Discontinued operations, income tax (expense) benefit	$ 272,553	$ (45,155)	$ (29,070)
Unrealized gains on interest derivative		$ 4,212	$ 6,875
Condensed Consolidated Statements of Cash Flows
Continuing operations (in dollars per share)	$ 0.89	$ 1.06
Continuing operations (in dollars per share)	$ 0.89	$ 1.06
Maximum
Condensed Consolidated Statements of Cash Flows
Continuing operations (in dollars per share)			$ 0.01
Continuing operations (in dollars per share)			$ 0.01